SUPPLEMENT DATED MAY 1, 2026
                   TO THE VARIABLE ANNUITY PROSPECTUSES
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                AMERICAN GENERAL LIFE INSURANCE COMPANY

                        SEPARATE ACCOUNT D
                   Generations Variable Annuity

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      SEPARATE ACCOUNT USL A
                   Generations Variable Annuity
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This notice informs the owners of the variable annuity contracts listed above of the reorganization of the Underlying Fund listed below. You should read this information carefully and retain this supplement for future reference together with the prospectus for your policy.

Effective on April 24, 2026 ("Effective Date"), Invesco V.I. Global Core Equity Fund (the "Target Underlying Fund") was reorganized into Invesco V.I. Global Fund (the "Acquiring Underlying Fund") as shown in the table below. The Target Underlying Fund and Acquiring Underlying Fund are both series of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

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     Target Underlying Fund	          Acquiring Underlying Fund

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Invesco V.I Global Core Equity Fund        Invesco V.I Global Fund

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On the Effective Date, the shares of the Target Underlying Fund listed in the table above were exchanged for the same class of shares of the corresponding Acquiring Underlying Fund, the total value of which will be equal to the total value of the shares of the Target Underlying Fund you held on the Effectiveness Date.

Neither our automatic transfer of the assets to the Acquiring Underlying Funds on the Effective Date, nor your transfer of assets out of the Target Underlying Funds prior to the Effective Date or out of the Acquiring Funds within 60 days after the Effective Date, will count against the free transfers that you are permitted to make each year or for the purposes of the U.S. Mail Policy. You can also request additional fund prospectus copies at no cost by calling our Annuity Service Center at the telephone number below.

Should you have any questions, you may contact our Annuity Service Center at
(800) 277-0914.